Certain Balance Sheet Items - Other long term assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for mining equipment	$ 109,101	$ 102,238
Prepaid insurance and services	184	251
Other	10	59
Other Assets	$ 109,295	$ 102,548